Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and Other Payables [Line Items]
Trade Payables	$ 395,134	$ 269,227
Accrued Liabilities	5,801	3,173
Other Payables	6,939	4,760
Total Trade and other payables	$ 407,874	$ 277,160